Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Inventory obsolescence allowances, Opening balance	kr 3,676	kr 3,627
Additions	3,927	1,378
Utilization	(2,115)	(1,457)
Translation differences	228	128
Inventory obsolescence allowances, Closing balance	kr 5,716	kr 3,676